Earnings Per Share - Summary of Earnings Per Share Attributable to the Equity Holders (Detail) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Basic	€ 0.12	€ 0.41	€ 0.29	€ 0.23
Diluted	€ 0.11	€ 0.39	€ 0.28	€ 0.22